INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

11.	INCOME TAXES

The components of income tax expense are as follows:

	Year ended December 31
(in thousands of $)	2021	2020	2019
Current tax expense	(1,746)	(809)	(906)
Deferred tax expense	6	(172)	(118)
Total income tax expense	(1,740)	(981)	(1,024)

The income taxes for the years ended December 31, 2021, 2020 and 2019 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2021	2020	2019
Effect of movement in deferred tax balances	6	(172)	(118)
Effect of adjustments in respect of current tax in prior periods	(224)	(37)	(86)
Effect of taxable income in various countries	(1,522)	(772)	(820)
Total tax expense	(1,740)	(981)	(1,024)

Jurisdictions open to examination

The earliest tax years that remain subject to examination by the major taxable jurisdictions in which we operate are: 2020 (UK) and 2017 (Norway).

Deferred taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and pensions.

As of December 31, 2021, we have a deferred tax liability of $0.6 million (2020: $0.6 million).